UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter F. Palmedo
Title:   Managing Member, Sun Valley Gold LLC
Phone:   208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            August 15, 2011
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $928,341
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COL 6   COLUMN 7           COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVSMT  OTHR           VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS        SOLE      SHARED    NONE
AGNICO EAGLE MINES LTD        COM             008474108   37,983     601,661 SH         SOLE   NONE        601,661
AURICO GOLD INC               COM             05155C105   31,283   2,846,516 SH         SOLE   NONE      2,846,516
AURIZON MINES LTD             COM             05155P106   10,036   1,791,625 SH         SOLE   NONE      1,791,625
BARRICK GOLD CORP             COM             067901108   40,646     897,459 SH         SOLE   NONE        897,459
COEUR D ALENE MINES CORP IDA  COM NEW         192108504    7,373     303,935 SH         SOLE   NONE        303,935
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR   204448104      658      17,313 SH         SOLE   NONE         17,313
COMSTOCK MNG INC              COM             205750102      110      35,487 SH         SOLE   NONE         35,487
ELDORADO GOLD CORP NEW        COM             284902103   24,185   1,638,382 SH         SOLE   NONE      1,638,382
ELDORADO GOLD CORP NEW        COM             284902103   39,291   2,662,000     CALL   SOLE   NONE      2,662,000
EXETER RES CORP               COM             301835104    8,586   2,064,017 SH         SOLE   NONE      2,064,017
GOLDCORP INC NEW              COM             380956409    3,041      63,000 SH         SOLE   NONE         63,000
GOLDEN MINERALS CO            COM             381119106    2,880     162,000 SH         SOLE   NONE        162,000
HECLA MNG CO                  COM             422704106      769     100,000 SH         SOLE   NONE        100,000
IAMGOLD CORP                  COM             450913108    3,274     174,000 SH         SOLE   NONE        174,000
ISHARES SILVER TRUST          ISHARES         46428q109    3,384     100,000 SH         SOLE   NONE        100,000
ISHARES SILVER TRUST          ISHARES         46428q109   49,102   1,451,000     CALL   SOLE   NONE      1,451,000
JAGUAR MNG INC                COM             47009M103   20,476   4,291,096 SH         SOLE   NONE      4,291,096
KIMBER RES INC                COM             49435N101    4,081   2,490,199 SH         SOLE   NONE      2,490,199
KINROSS GOLD CORP             COM NO PAR      496902404   18,909   1,196,752 SH         SOLE   NONE      1,196,752
KOBEX MINERALS INC            COM             49989c105      185     238,285 SH         SOLE   NONE        238,285
MAG SILVER CORP               COM             55903q104    9,862     986,206 SH         SOLE   NONE        986,206
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    4,474      81,952 SH         SOLE   NONE         81,952
MIDWAY GOLD CORP              COM             598153104      869     445,429 SH         SOLE   NONE        445,429
MINEFINDERS LTD               COM             602900102   11,570     890,878 SH         SOLE   NONE        890,878
NEW GOLD INC CDA              COM             644535106    5,266     511,800 SH         SOLE   NONE        511,800
NEWMONT MINING CORP           COM             651639106   12,451     230,695 SH         SOLE   NONE        230,695
PAN AMERICAN SILVER CORP      COM             697900108    4,756     153,952 SH         SOLE   NONE        153,952
RANDGOLD RES LTD              ADR             752344309   44,462     529,000 SH         SOLE   NONE        529,000
SPDR GOLD TRUST               GOLD SHS        78463V107   76,493     523,920 SH         SOLE   NONE        523,920
SPDR GOLD TRUST               GOLD SHS        78463V107  428,583   2,935,500     CALL   SOLE   NONE      2,935,500
VISTA GOLD CORP               COM NEW         927926303   23,302   8,233,913 SH         SOLE   NONE      8,233,913






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